Average Annual Total Returns (Vanguard Wellington Fund Retail)	Vanguard Wellington Fund Vanguard Wellington Fund - Investor Shares 12/1/2013 - 11/30/2014	Vanguard Wellington Fund Vanguard Wellington Fund - Admiral Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions Vanguard Wellington Fund Vanguard Wellington Fund - Investor Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Wellington Fund Vanguard Wellington Fund - Investor Shares 12/1/2013 - 11/30/2014	Standard & Poor's 500 Index Vanguard Wellington Fund Vanguard Wellington Fund - Investor Shares 12/1/2013 - 11/30/2014	Standard & Poor's 500 Index Vanguard Wellington Fund Vanguard Wellington Fund - Admiral Shares 12/1/2013 - 11/30/2014	Wellington Composite Index Vanguard Wellington Fund Vanguard Wellington Fund - Investor Shares 12/1/2013 - 11/30/2014	Wellington Composite Index Vanguard Wellington Fund Vanguard Wellington Fund - Admiral Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.82%	9.90%	7.91%	6.54%	13.69%	13.69%	11.36%	11.36%
Five Years	11.25%	11.35%	9.94%	8.68%	15.45%	15.45%	12.16%	12.16%
Ten Years	7.97%	8.08%	6.68%	6.15%	7.67%	7.67%	6.99%	6.99%